Investments, Debt and Equity Securities (Details)	12 Months Ended
Dec. 31, 2025
Investments, Debt and Equity Securities [Abstract]
Marketable Securities
NOTE 5:- MARKETABLE SECURITIES
The following tables present the amortized cost, gross unrealized gains and losses and fair value of the Company's marketable debt securities as of December 31, 2025 and 2024:

	December 31,
	2025				2024
	Amortized cost	Gross unrealized gains	Gross unrealized losses	Fair Value	Amortized cost	Gross unrealized gains	Gross unrealized losses	Fair Value

Available-for-sale debt securities:
U.S. Treasury and other U.S. government agencies securities	$131,728	$100	$(111)	$131,717	$1,997	$—	$(9)	$1,988
Corporate debt securities	504,164	222	(251)	504,135	62,706	(*)	(362)	62,344
	635,892	322	(362)	635,852	64,703	—	(371)	64,332
Trading debt securities (**):
Debt securities issued by other governments				322,205				280,396

Total	$635,892	$322	$(362)	$958,057	$64,703	$—	$(371)	$344,728
(*) Less than $1.
(**) Net unrealized gains from fair value changes on trading debt securities held as of December 31, 2025, amounted to $39,535.

The following tables present the fair values and unrealized losses of the Company's available-for-sale debt securities, that have been in a continuous unrealized loss position, categorized by the length of time, as of December 31, 2025 and 2024:

	December 31, 2025
	Less than 12 months		12 months or greater		Total
	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses

Corporate debt securities	—	—	4,928	(50)	4,928	(50)

Total	$—	$—	$4,928	$(50)	$4,928	$(50)
NOTE 5:- MARKETABLE SECURITIES (Cont.)

	December 31, 2024
	Less than 12 months		12 months or greater		Total
	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses

U.S. Treasury and other U.S. government agencies securities	$1,988	$(9)	$—	$—	$1,988	$(9)
Corporate debt securities	55,458	(181)	6,135	(181)	61,593	(362)

Total	$57,446	$(190)	$6,135	$(181)	$63,581	$(371)

The following table outlines the Company's available-for-sale debt securities by contractual maturities, as of December 31, 2025:

	Amortized Cost	Fair Value

Due within one year	$161,656	$161,654
Due between one and five years	474,236	474,198

Total	$635,892	$635,852

Amortized cost and fair value balances exclude accrued interest receivable on available-for-sale debt securities, which totaled $5,096 and $479 as of December 31, 2025 and 2024, respectively, and were included within prepaid expenses and other current assets in the consolidated balance sheets.

As of December 31, 2025 and 2024, the Company did not hold any marketable equity securities.